Tax (Tables)	12 Months Ended
Dec. 31, 2019
Tax [Abstract]
Specification of Income Tax
Specification of income tax:

(Dollars in thousands)	2019	2018	2017
Income tax payable	$111	$74	$132
Tax expenses related to previous year	32	1	8
Change in deferred tax	(12)	8	(8)
Total income tax expense	$131	$83	$131

Specification of Temporary Differences and Deferred Tax
Specification of temporary differences and deferred tax:

(Dollars in thousands)	December 31, 2019	December 31, 2018	December 31, 2017
Property, plant and equipment	$(13)	$(164)	$(164)
Pensions	(420)	(539)	(425)
Total basis for deferred tax	(432)	(703)	(590)
Deferred tax liability(asset), net (1) (2)	$(102)	$(155)	$(136)

Deferred tax (asset), gross (3)	(126)	(155)	(136)
Deferred tax liability, gross (3)	24	-	-

(1) Due to materiality, recognized in prepaid expenses and not on a separate line in the statements of financial position.

(2) The general income tax rate is reduced from 23% to 22%, effective from fiscal year 2019, reduced from 24% to 23%, effective from fiscal year 2018 and reduced from 25% to 24%, effective from fiscal year 2017.

(3) Deferred tax liability is related to the subsidiary in Singapore and cannot be offset with the deferred tax asset related to the subsidiary in Norway.

Reconciliation of Effective Tax Rate
Reconciliation of effective tax rate:

(Dollars in thousands)	2019	2018	2017
Profit/(loss) before income tax	$73,812	$(46,845)	$6,733
Expected income tax assessed at the tax rate for the Parent company (0%)	-	-	-
Adjusted for tax effect of the following items:
Income in subsidiary, subject to income tax	131	83	131
Total income tax expense	$131	$83	$131